Other Current Assets - Schedule of Other Current Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	$ 42	$ 46
Prepaid expenses and other assets	41	41
Derivative instrument - foreign exchange contract (Note 17)	22	0
Materials and supplies	20	18
Other current assets	$ 125	$ 105